Other non-current liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred tax liabilities	$ 691	$ 52	$ 22
Deferred tax liability (asset)	691	52	22	$ 10
Contract liabilities	740	497	1,221	$ 1,940
Trade payables	9,412	13,023	18,358
Deferred revenue, non-current	808	1,293	1,940
Deferred revenue	973	740	335
Supplier contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Total amount	6,000
Trade payables		2,399	5,061
Development services
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Other revenue	485	121
Deferred revenue	485
Convertible debts and venture debt - equity component
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred tax liability (asset)	$ 1,818	$ 0	$ 0